Fair Value Measurements and Estimated Fair Value Information	9 Months Ended
Sep. 30, 2011
Fair Value Measurements and Estimated Fair Value Information
Fair Value Measurements and Estimated Fair Value Information

(10)                          Fair Value Measurements

The following tables present information about the Company’s assets and liabilities measured at fair value on a recurring and non-recurring basis as of September 30, 2011 and December 31, 2010, and indicate the fair value hierarchy of the valuation techniques utilized by the Company to determine such fair value.  The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability.

Assets Measured on a Recurring Basis

Assets measured at fair value on a recurring basis are summarized below:

		Fair Value Measurements Using
(in thousands)	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
At September 30, 2011:
Investments-Available for Sale
U.S. Gov’t treasuries	$2,126	$2,126	$—	$—
Corporate Notes	4,163	—	4,163	—
Residential Mortgage-Backed Securities	96,009	—	96,009	—
Residential CMOs	1,000	—	1,000	—
Total	$103,298	$2,126	$101,172	$—
At December 31, 2010:
Investments-Available for Sale
U.S. Gov’t treasuries	$150	$150	$—	$—
Debt issued by the States of the United States	2,015	—	2,015	—
Residential Mortgage-Backed Securities	54,519	—	54,519	—
Residential CMOs	1,790	—	1,790	—
Total	$58,474	$150	$58,324	$—

AFS securities — Level 2 fair values for investment securities are based on inputs other than quoted prices that are observable, either directly or indirectly.  The Company obtains quoted prices through third party brokers.  There were no transfers into or out of Level 2 measurements during the three and nine months ended September 30, 2011 and 2010.

As of September 30, 2011 and December 31, 2010, the Level 2 fair value of the Company’s residential mortgage-backed securities and collateralized mortgage obligations was $97.0 million and $56.3 million, respectively.  These securities consist entirely of agency mortgage-backed securities issued by the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC).  The underlying loans for these securities are residential mortgages that were primarily originated beginning in the year of 2003 through the current period.  These loans are geographically dispersed throughout the United States.  At September 30, 2011 and December 31, 2010, the weighted average rate and weighed average life of these securities were 3.00% and 3.64%, respectively, and 4.08 years and 3.43 years, respectively.

The valuation for investment securities utilizing Level 2 inputs were primarily determined by quotes received from an independent pricing services using matrix pricing, which is a mathematical technique widely used in the industry to value securities without relying exclusively on quoted market prices for the specific securities, but rather by relying on the securities’ relationship to other benchmark quoted securities.

Assets Measured on a Non-Recurring Basis

Assets measured at fair value on a non-recurring basis are summarized below:

		Fair Value Measurements Using
(in thousands)	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
At September 30, 2011:
Impaired loans
Commercial	$1,252	$—	$—	$1,252
Commercial real estate	4,041	—	—	4,041
Residential	—	—	—	—
Land and construction	—	—	—	—
Consumer and other	345	—	—	345
Other real estate owned - residential	532	—	—	532
Total	$6,170	$—	$—	$6,170
At December 31, 2010:
Impaired loans
Commercial	$572	$—	$—	$572
Commercial real estate	5,060	—	—	5,060
Residential	—	—	—	—
Land and construction	—	—	—	—
Consumer and other	305	—	—	305
Other real estate owned - residential	845	—	—	845
Total	$6,782	$—	$—	$6,782

Impaired loans — Loans are considered impaired when, based upon current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the original contractual terms of the loan agreement on a timely basis. The Company evaluates impairment on a loan-by-loan basis. Once a loan is determined to be impaired, the impairment is measured based on the present value of the expected future cash flows discounted at the loan’s effective interest rate or by using the loan’s most recent market value or the fair value of the collateral if the loan is collateral dependent.  The fair value of impaired loans using discounted cash flows is determined using estimates of expected future cash flow which requires significant judgment from management that could not be corroborated by observable market data.  The fair value of impaired loans that are collateral dependent is determined using various valuation techniques which are not readily observable in the market place, including consideration of appraised values and other pertinent real estate market data.  The Company recorded net recoveries of $162,000 on impaired loans during the three months ended September 30, 2011 and net charge-offs of $312,000 during the nine months ended September 30, 2011, compared to net charge-offs of $528,000 and $1.2 million during the same periods last year.

Other real estate owned — OREO represents real estate acquired through or in lieu of foreclosure.  OREO is held for sale and is initially recorded at fair value less estimated costs of disposition at the date of foreclosure, establishing a new cost basis. Subsequent to foreclosure, valuations are periodically performed by management and the assets are carried at the lower of cost or estimated fair value less costs of disposition.  The fair value of OREO is determined using various valuation techniques which are not readily observable in the market place, including consideration of appraised values and other pertinent real estate market data.

(11)                          Estimated Fair Value Information

The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value is best determined based upon quoted market prices. However, in many cases, there are no quoted market prices for the Company’s various financial instruments. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Estimated fair value amounts have been determined by using available market information and appropriate valuation methodologies. However, considerable judgment is required to interpret market data to develop the estimates of fair value. Accordingly, the estimates presented are not necessarily indicative of the amounts the Company could realize in a current market exchange.

The methods and assumptions used to estimate the fair value of each class of financial instruments for which it is practicable to estimate the value are explained below.

Cash and cash equivalents

The carrying amounts are considered to be their estimated fair values because of the short-term maturity of these instruments which includes Federal funds sold and interest-earning deposits at other financial institutions.

Investment securities

AFS investment securities are carried at fair value, which are based on quoted prices of exact or similar securities, or on inputs that are observable, either directly or indirectly. The Company obtains quoted prices through third party brokers.

FRB and FHLB stock

For FRB and FHLB stock, the carrying amount is equal to the par value at which the stock may be sold back to FRB or FHLB, which approximates fair value.

Loans, net

For loans, the fair value is estimated using market quotes for similar assets or the present value of future cash flows, discounted using the current rate at which similar loans would be made to borrowers with similar credit ratings and for the same maturities and giving consideration to estimated prepayment risk and credit risk.

Impaired loans are measured for impairment based on the present value of expected future cash flows discounted at the loan's effective interest rate, except that as a practical expedient, the Company may measure impairment based on a loan's observable market price, or the fair value of the collateral (net of estimated costs to sell) if the loan is collateral dependent.

Off-balance sheet credit-related instruments

The fair values of commitments, which include standby letters of credit and commercial letters of credit, are based upon fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the counterparties’ credit standing. The related fees are not considered material to the Company’s financial statements as a whole and the fair market value of the Company’s off-balance sheet credit-related instruments cannot be readily determined.

Deposits

For demand deposits, the carrying amount approximates fair value. The fair values of interest bearing checking, savings, and money market deposits are estimated by discounting future cash flows using the interest rates currently offered for deposits of similar products.  The fair values of the certificates of deposit are estimated by discounting future cash flows based on the rates currently offered for certificates of deposit with similar interest rates and remaining maturities.

Other borrowings

The fair values of long term FHLB advances are estimated based on the rates currently offered by the FHLB for advances with similar interest rates and remaining maturities.

Accrued interest

The estimated fair value for both accrued interest receivable and accrued interest payable are considered to be equivalent to the carrying amounts.

The estimated fair value and carrying amounts of the financial instruments at September 30, 2011 and December 31, 2010 are as follows:

	September 30, 2011		December 31, 2010
	Carrying	Estimated	Carrying	Estimated
(dollars in thousands)	Amount	Fair Value	Amount	Fair Value
Assets
Cash and cash equivalents	$95,146	$95,146	$69,012	$69,012
Investment securities	103,298	103,298	58,474	58,474
FRB stock	1,233	1,233	1,301	1,301
FHLB stock	1,780	1,780	2,026	2,026
Loans, net	179,636	179,188	174,010	170,595
Accrued interest receivable	718	718	658	658

Liabilities
Non-interest bearing deposits	$120,895	$120,895	$91,501	$91,501
Interest bearing deposits	205,012	205,012	166,488	166,489
Other borrowings	10,000	10,145	2,000	2,009
Accrued interest payable	116	116	91	91